CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Cash flows from operating activities:
Net income (loss)	$ 159	$ 42	$ 979	$ (4,225)	$ 759
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	255	262	1,134	1,212	1,140
Goodwill impairment			0	2,745	0
Specified contract charge			0	1,485	0
Settlement charge			0	269	0
Stock based compensation	17	7	49	36	56
Deferred taxes			101	(117)	101
(Gain) loss on dispositions	(25)	3	(797)	30	(74)
Provision for losses on accounts receivable			18	18	7
Excess tax benefit from stock based compensation	(3)	0	(3)	(2)	(6)
Unrealized foreign currency exchange gain	(12)	(22)	(37)	(8)	(9)
Impairment losses and contract write-offs			9	156	23
Cash surrender value in excess of premiums paid			(10)	(7)	(6)
Other non cash charges, net	4	18
Changes in assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in receivables	34	(97)	55	232	170
Decrease (increase) in prepaid expenses and other current assets	(216)	8	22	(210)	(116)
Decrease in accounts payable and accrued expenses			(690)	(67)	(234)
Increase (Decrease) in income taxes payable and income tax liability			50	(136)	(45)
Increase (Decrease) in advances contract payments and deferred revenue			270	(247)	(204)
Other operating activities, net			(31)	12	2
Net cash provided by operating activities	213	221	1,119	1,176	1,564
Cash flows from investing activities:
Purchases of property and equipment	(101)	(122)	(395)	(569)	(663)
Outsourcing contracts	(20)	(31)	(115)	(179)	(138)
Proceeds from Divestiture of Businesses	56	2
Acquisitions, net of cash acquired			(34)	(374)	(158)
Business dispositions			1,108	2	119
Software purchased and developed	(47)	(46)	(162)	(227)	(164)
Proceeds from sale of property and equipment			32	11	105
Other investing activities, net	11	18	22	28	7
Net cash provided by (used in) investing activities	(101)	(179)	456	(1,308)	(892)
Cash flows from financing activities:
Borrowings under lines of credit	0	54	128	140	105
Repayment of borrowings under lines of credit	0	(48)	(169)	(120)	(1,599)
Borrowing on long-term debt			1,077	0	0
Principal payments on long-term debt	(60)	(65)	(1,238)	(485)	(92)
Proceeds from stock options and other common stock transactions	16	0	55	15	73
Excess tax benefit from stock based compensation	3	0	3	2	6
Payments for Repurchase of Common Stock	(127)	0
Repurchase of common stock and acquisition of treasury stock			(283)	0	(65)
Dividend payments	(30)	(31)	(124)	(124)	(77)
Other financing activities, net	(9)	(7)	(38)	(9)	(27)
Net cash used in financing activities	(207)	(97)	(589)	(581)	(1,676)
Effect of exchange rate changes on cash and cash equivalents	(30)	(38)	(25)	(31)	57
Net increase (decrease) in cash and cash equivalents	(125)	(93)	961	(744)	(947)
Cash and cash equivalents at beginning of year	2,054	1,093	1,093	1,837	2,784
Cash and cash equivalents at end of year	$ 1,929	$ 1,000	$ 2,054	$ 1,093	$ 1,837